ACQUISITION OF SILVER STATE	12 Months Ended
Jan. 31, 2019
Silver State
Disclosure of detailed information about business combination [line items]
ACQUISITIONS
20.	ACQUISITION OF SILVER STATE

On January 1, 2019, the Company acquired all membership units of Silver State Relief LLC and Silver State Cultivation LLC, which collectively form an integrated licensed cannabis operation comprised of two dispensary locations in Sparks and Fernley Nevada, and a cultivation and processing facility in Sparks Nevada (hereinafter called "Silver State"). The Company acquired Silver State for total consideration of $49,105,048 comprised of cash deposits upon closing of $9,009,800, consideration payable of $1,143,873, common shares issued in the amount of $8,951,375, and a promissory note for $30,000,000 (Note 13).

This acquisition is being accounted for using the acquisition method, in accordance with IFRS 3, with the assets and liabilities acquired recorded at their fair values at the acquisition date.

The Company is required to allocate the purchase price to tangible and identifiable intangible assets acquired and liabilities assumed based on their fair values. The excess of the purchase price over those fair values of the net assets acquired is recorded as goodwill.

The purchase price and the allocation of the purchase price is as follows:

- $ -
Cash	417,453
Inventory	5,903,468
Biological assets	2,113,917
Other assets	16,085
Property and equipment	569,518
Right-of-use assets	3,950,682
Lease liability	(3,857,682)
Customer relationships	1,540,447
Dispensary licenses	11,790,274
Cultivation license	100,000
Goodwill	28,541,323
Accounts payable and accrued liabilities	(1,980,437)
Total assets and liabilities acquired	49,105,048
Cash deposits on closing date	9,009,800
Consideration payable	1,143,873
Promissory note payable	30,000,000
Common shares issued	8,951,375
Total consideration	49,105,048

Impact of acquisition on the results of the Company

If this acquisition had been in effect at February 1, 2018, estimated revenues would have been $22.8M higher and estimated net income $10M higher.